MERRILL LYNCH
READY ASSETS
TRUST



[FUND LOGO]
STRATEGIC
         Performance



Annual Report
December 31, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Trust seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Trust is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011                                            #10250 -- 12/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust                    December 31, 1997

DEAR SHAREHOLDER

For the year ended December 31, 1997, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.16%*. For the six-month period ended December 31, 1997, the Trust's net annualized yield was 5.11%*. The Trust's 7-day yield as of December 31, 1997 was 5.21%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 1997 was 69 days, compared to 74 days at June 30, 1997.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

The Environment
Volatility highlighted stock and bond markets worldwide during the six months ended December 31, 1997. The initial focus of investor concerns was the widening financial crisis in Asia. In the wake of a series of currency devaluations, many emerging economies are facing the challenges of higher interest rates, slowing economic growth and declining corporate earnings. Although the announcement of International Monetary Fund loan packages to Thailand, Indonesia and South Korea initially reassured investors, the stringent terms of the loans and their potential negative impact on these already beleaguered economies are now being called into question. In Japan, the failure of several major financial institutions has undermined the prospects for economic recovery.

As developments in Asia continue to unfold, US equity investors are trying to gauge the impact of poorer Asian economic prospects on multinational corporations. Although there have been periods of rising share prices, investor confidence has not been definitively restored. The US bond market benefited from a "flight to quality" as investors anticipated slower economic growth, but the release of stronger-than-expected economic statistics also prompted periods of declining bond prices.

During the six-month period ended December 31, 1997, we maintained a constructive average maturity for the Trust given our belief that, in spite of a robust economy and tight labor market, the Federal Reserve Board would remain on hold.

As 1998 begins, investors are likely to continue to focus on the prospects for the US economy within the context of international developments. Although the Federal Reserve Board did not tighten monetary policy at its latest meeting, it remains to be seen whether US economic growth remains moderate enough and inflationary pressures sufficiently contained to preclude an increase in short-term interest rates in early 1998. The ongoing developments in Asia will undoubtedly also influence the central bank's monetary policy decisions in the new year.

The portfolio's composition at the end of the December period and as of our last report is detailed below:

                                          12/31/97          6/30/97
                                          --------         --------

Bank Notes                                  9.4%             4.1%
Certificates of Deposit                     0.3              1.0
Certificates of Deposit -- European         1.1              3.2
Certificates of Deposit -- Yankee*         12.5              7.1
Commercial Paper -- Discount               48.0             51.8
Corporate Notes                             9.2              6.8
Funding Agreements                          1.2              1.1
Master Notes                                4.3              2.5
Repurchase Agreements                       3.6              1.4
Time Deposits                                --              1.4
US Government, Agency &
Instrumentality Obligations --
Discount                                    1.7              1.9
US Government, Agency &
Instrumentality Obligations --
Non-Discount                                9.0             19.0
Liabilities in Excess of Other Assets      (0.3)            (1.3)
                                       --------         --------
Total                                     100.0%           100.0%
                                       ========         ========

* US branches of foreign banks.

In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/JOHN NG
John Ng
Vice President and Portfolio Manager

February 6, 1998





Merrill Lynch Ready Assets Trust                                                   December 31, 1997

SCHEDULE OF INVESTMENTS                                                               (in Thousands)

                                     Face          Interest          Maturity               Value
Issue                               Amount           Rate*             Date               (Note 1a)


Bank Notes -- 9.4%

American Express                   $50,000          5.96+ %           12/11/98             $50,000
Centurion Bank

Bank of America N.A.                25,000          6.04               6/10/98              25,010

Bank of America                     25,000          5.93               6/24/98              25,000
N.T. & S.A.                         40,000          6.10+              6/30/98              39,984

First Bank N.A.,                    25,000          5.597+             5/15/98              24,995
Minneapolis

KeyBank N.A.                        28,000          5.64+              5/06/98              27,995
                                    51,500          5.62+              8/20/98              51,476
                                    50,000          5.24+              8/28/98              49,978
                                   100,000          5.655+            11/27/98              99,978

Morgan Guaranty                     45,000          5.615+             2/19/98              44,997
Trust Company
of NY

Northern Trust                      15,000          5.96               6/17/98              15,002
Company                             13,000          5.95               6/24/98              13,001

PNC Bank N.A.                      131,900          5.60+             10/01/98             131,833

Royal Bank of                       26,000          5.61+              6/30/98              25,990
Canada

Sun Trust Bank,                     20,000          5.80               7/24/98              19,987
Atlanta

U.S. National Bank                  10,000          5.665+             4/14/98               9,998
of Oregon                                                                               ----------

Total Bank Notes
(Cost -- $655,197)                                                                         655,224
                                                                                        ==========

Certificates of Deposit -- 0.3%

Chase Manhattan                     20,000          5.87               7/21/98              19,996
Bank, USA                                                                               ----------

Total Certificates of Deposit
(Cost -- $20,000)                                                                           19,996
                                                                                        ==========

Certificates of Deposit --
European -- 1.1%

Barclays Bank PLC                   25,000          6.08               6/15/98              25,001

Lloyds Bank PLC                     25,000          5.90               8/18/98              24,999

Westdeutsche                        30,000          5.83               8/03/98              29,984
Landesbank
Girozentrale                                                                            ----------

Total Certificates of Deposit --
European
(Cost -- $80,008)                                                                           79,984
                                                                                        ==========

Certificates of Deposit --
Yankee -- 12.5%

ABN -- AMRO Bank,                   20,000          5.77               7/28/98              19,986
N.V., NY                            25,000          5.71              10/09/98              24,959

Barclays Bank PLC,                  18,000          5.94               6/30/98              18,003
NY                                  40,000          5.86               8/18/98              39,988

Bayerische                          40,000          5.835              9/29/98              39,979
Hypotheken-und
Wechsel Bank, NY

Bayerische                          50,000          5.85               7/10/98              49,984
Landesbank
Girozentrale, NY

Bayerische                          50,000          5.89               9/15/98              49,989
Vereinsbank                         25,000          5.70              10/06/98              24,957
AG, NY

Canadian                            25,000          5.79              10/06/98              24,974
Imperial Bank of
Commerce, NY

Credit Suisse                       35,000          5.705+            12/11/98              35,000
First Boston, NY

Deutsche Bank                       25,000          5.80               1/28/98              24,994
AG, NY                              25,000          5.63               2/26/98              24,978
                                    15,000          5.95               6/16/98              15,002
                                    25,000          5.935              9/15/98              25,002

Landesbank                          25,000          5.78               1/27/98              24,994
Hessen -- Thuringen                 25,000          6.00               6/09/98              25,008
Girozentrale, NY                    22,600          6.08               6/09/98              22,615

Royal Bank of                       50,000          5.77               1/27/98              49,988
Canada, NY                          25,000          5.95               3/24/98              24,999
                                    20,000          6.05               6/08/98              20,010
                                    25,000          6.04               6/15/98              25,013
                                    16,100          5.79               8/20/98              16,089
                                    25,000          5.80              10/06/98              24,976

Swiss Bank                          58,000          6.02               6/12/98              58,025
Corp., NY                           20,000          5.95               7/02/98              20,003
                                    38,000          5.84               7/17/98              37,987
                                    50,000          5.85               7/17/98              49,986
                                    26,000          5.85               8/26/98              25,992

Westdeutsche                        23,000          5.94               6/29/98              23,004
Landesbank
Girozentrale, NY                                                                        ----------

Total Certificates of Deposit --
Yankee
(Cost -- $866,580)                                                                         866,484
                                                                                        ==========

Commercial Paper -- Discount --
48.0%

Aesop Funding Corp.                 35,000          5.81               2/02/98              34,814

Allomon Funding                     14,100          6.20               1/14/98              14,066
Corporation

Alpine                              89,687          5.82               2/02/98              89,213
Securitization Corp.                25,000          5.80               2/04/98              24,857
                                    25,852          5.70               2/13/98              25,667
                                    21,461          5.70               2/19/98              21,286

American Express                    52,039          6.45               1/02/98              52,020
Credit Corp.

American Honda                      40,000          6.05               1/30/98              39,798
Finance Corp.                       60,000          5.70               2/09/98              59,609

Apreco Inc.                         25,000          6.15               1/20/98              24,915
                                    50,000          5.85               2/13/98              49,643

Asset Securitization                50,000          5.80               2/19/98              49,592
Cooperative Corp.

Bear Stearns                        25,000          5.55               1/29/98              24,884
Companies, Inc.                     25,000          5.62               2/06/98              24,849
                                    25,000          5.57               2/13/98              24,821
                                    25,000          5.74               3/11/98              24,725
                                    25,000          5.56               4/13/98              24,596

CSW Credit, Inc.                    23,900          5.62               2/09/98              23,744

Centric Capital Corp.               16,740          5.80               2/09/98              16,632
                                    26,000          5.82               2/09/98              25,832

Chrysler Financial                  40,000          5.80               2/09/98              39,742
Corporation                         50,000          5.74               3/04/98              49,506

Clipper Receivables                 50,000          5.62               2/05/98              49,707
Corp.

Countrywide Home                    25,000          6.55               1/08/98              24,964
Loans, Inc.                         15,000          5.78               2/12/98              14,895
                                    35,000          5.75               3/03/98              34,660

Cregem North                        11,900          5.70               2/24/98              11,793
America, Inc.

Daimler-Benz                        50,000          6.70               1/02/98              49,981
North America Corp.

Eureka                              30,000          6.05               1/12/98              29,940
Securitization Inc.                 30,000          5.65               2/06/98              29,819
                                    13,000          5.72               2/23/98              12,886
                                    25,000          5.75               2/26/98              24,768
                                    10,000          5.78               2/26/98               9,907
                                    18,500          5.75               3/03/98              18,320
                                    15,000          5.73               3/05/98              14,849

Finova Capital Corp.                30,000          5.63               2/06/98              29,819
                                    20,000          5.72               2/24/98              19,821
                                    60,000          5.56               3/19/98              59,266
                                    20,000          5.56               3/23/98              19,743
                                    25,000          5.59               4/17/98              24,580

France Telecom                      11,200          5.75               3/20/98              11,061

General Electric                    50,000          5.50               3/02/98              49,521
Capital Corp.

General Motors                      50,000          5.81               2/03/98              49,726
Acceptance Corp.                    25,000          5.64               2/11/98              24,829
                                    75,000          5.72               2/13/98              74,462
                                    75,000          5.75               2/13/98              74,462
                                    40,000          5.73               3/13/98              39,548
                                    30,000          5.72               3/16/98              29,647
                                    20,000          5.54               3/18/98              19,758
                                    25,000          5.57               3/20/98              24,690

Greenwich                           24,500          5.82               2/10/98              24,336
Funding                             14,785          5.82               2/12/98              14,681
Corporation                         13,470          5.75               3/10/98              13,324
                                    34,743          5.80               3/23/98              34,296

Internationale                      40,000          5.70               6/09/98              39,004
Nederlanden (U.S.)
Funding Corp.

Lehman Brothers                     65,000          5.90               1/27/98              64,712
Holdings, Inc.                      46,400          5.75               2/17/98              46,037
                                    38,000          5.74               2/23/98              37,665

Lexington Parker                    14,413          5.82               2/02/98              14,336
Capital Corp.                       49,402          5.63               2/12/98              49,056
                                    40,000          5.71               2/24/98              39,641
                                    40,666          5.75               3/05/98              40,258
                                    30,519          5.73               3/06/98              30,208

Mont Blanc                          80,000          5.80               2/04/98              79,544
Capital Corp.                       40,000          5.85               2/05/98              39,765
                                    50,000          5.81               2/12/98              49,649
                                    50,000          5.85               2/26/98              49,535

Morgan Stanley                      50,000          5.75               3/11/98              49,451
Group, Inc.                         50,000          5.51               4/09/98              49,223

New Center                          50,000          5.71               2/17/98              49,609
Asset Trust                         40,000          5.75               3/18/98              39,517

Nordbanken                          50,000          5.74               3/12/98              49,443
North America                       50,000          5.75               3/16/98              49,411
Inc.

Old Line                            50,000          5.89               1/28/98              49,771
Funding Corp.                       50,000          5.82               2/03/98              49,727
                                    25,000          5.85               2/03/98              24,862
                                     8,490          5.82               2/06/98               8,439
                                    12,000          5.98               2/26/98              11,888

Park Avenue                         18,678          5.75               1/30/98              18,588
Receivables Corp.                   29,277          5.83               2/06/98              29,102
                                    22,204          5.70               2/12/98              22,048

Preferred                           19,300          5.65               2/10/98              19,171
Receivables
Funding Corp.

Sears Roebuck                       50,000          5.71               2/17/98              49,609
Acceptance                          50,000          5.71               2/18/98              49,601
Corporation                         50,000          5.71               2/20/98              49,584

Three Rivers                        50,000          6.00               1/16/98              49,867
Funding Corp.

Twin Towers Inc.                    23,917          6.00               1/21/98              23,833
                                    40,000          5.90               2/17/98              39,685

WCP Funding Inc.                    35,000          5.78               2/18/98              34,720

Windmill Funding                    40,000          6.50               1/05/98              39,964
Corp.                               20,464          5.82               2/02/98              20,355
                                    48,000          5.70               2/05/98              47,718
                                    15,062          5.75               2/06/98              14,971
                                    35,362          5.65               2/10/98              35,126
                                     9,854          5.80               2/13/98               9,783
                                    19,000          5.75               3/09/98              18,797
                                    25,000          5.77               3/20/98              24,690
                                                                                        ----------

Total Commercial Paper
(Cost -- $3,337,026)                                                                     3,336,833
                                                                                        ==========

Corporate Notes -- 9.2%

Abbey National                      50,000          5.59+              2/25/98              49,994
Treasury Services                   50,000          5.65+              4/15/98              49,993
PLC                                 50,000          5.62+              6/09/98              49,985

Bank of Scotland                    13,000          5.95               6/18/98              12,998
Treasury Services PLC

CIT Group                           15,000          6.35               7/31/98              15,041
Holdings, Inc.                      14,500          5.58+              8/17/98              14,492
                                    36,200          5.59+              9/30/98              36,176

Credit Suisse                       33,000          6.19+              5/22/98              33,000
First Boston Inc.

IBM Credit Corp.                    10,000          5.868              8/13/98               9,999
                                    70,000          5.635+            11/23/98              69,973

LABS Trust --                       61,448          6.00+             12/28/98              61,448
Series 1996-4
Senior Notes

LABS Trust --                       38,866          5.969+            10/21/98              38,866
Series 1997-6
Senior Notes

LABS Trust --                       30,000          5.969+            12/22/98              30,000
Series 1997-7
Senior Notes

Morgan Stanley                      50,000          5.921+             9/14/98              50,000
Group, Inc.

Premier Auto                        15,028          5.649              6/08/98              15,027
Trust 1997-3
(Class A-1)

SMM Trust 1997-Q                   100,000          5.98+              1/15/98             100,000
                                                                                        ----------

Total Corporate Notes
(Cost -- $636,984)                                                                         636,992
                                                                                        ==========

Funding Agreements -- 1.2%

Jackson National                    80,000          5.718+             5/01/98              80,000
Life Insurance Co.                                                                      ----------

Total Funding Agreements
(Cost -- $80,000)                                                                           80,000
                                                                                        ==========

Master Notes -- 4.3%

Goldman Sachs                       75,000          5.94+              4/28/98              75,000
Group, L.P.                         75,000          5.969+             4/28/98              75,000
                                   150,000          5.94+              5/29/98             150,000
                                                                                        ----------

Total Master Notes
(Cost -- $300,000)                                                                         300,000
                                                                                        ==========

US Government, Agency &
Instrumentality
Obligations -- Discount -- 1.7%

Federal Home                        25,000          5.35               6/05/98              24,406
Loan Banks                           5,095          5.34               6/19/98               4,963
                                    24,330          5.35               6/19/98              23,700

Federal National                    15,000          5.35               4/09/98              14,774
Mortgage Association

US Treasury Bills                   13,300          5.36               4/30/98              13,068
                                    36,700          5.40               4/30/98              36,060
                                                                                        ----------

Total US Government, Agency &
Instrumentality Obligations --
Discount (Cost -- $116,982)                                                                116,971
                                                                                        ==========

US Government, Agency &
Instrumentality Obligations --
Non-Discount -- 9.0%

Federal Farm                        10,000          5.81              12/04/98               9,995
Credit Banks                        15,000          6.10               4/15/99              15,000

Federal Home                        26,000          5.85+              1/26/98              26,002
Loan Banks                          25,000          5.80               6/12/98              24,995
                                     5,000          6.355              6/11/99               5,010
                                    10,000          5.98               8/11/99               9,994
                                    20,000          5.99               8/11/99              19,981

Federal Home                        30,000          5.685              8/21/98              29,972
Loan Mortgage Corp.

Federal National                    51,000          5.57+              3/26/98              50,993
Mortgage                            66,000          5.629+             3/27/98              65,989
Association                         50,000          5.669+             4/24/98              49,994
                                    33,000          6.00+              5/14/98              33,000
                                    29,000          5.56+              5/21/98              28,992
                                    45,000          5.56+              5/22/98              44,988
                                    25,000          5.68               7/31/98              24,979
                                    10,000          5.81              11/25/98               9,995
                                    10,000          5.81              12/01/98               9,995
                                    14,930          5.40              12/30/98              14,869
                                    15,000          6.375              5/21/99              15,030
                                    11,000          6.11               6/22/99              11,048
                                    40,000          5.504+             7/14/99              39,897
                                    15,000          5.95               8/05/99              14,984
                                     8,900          5.88               8/10/99               8,884

Student Loan                         7,500          5.60               8/11/98               7,490
Marketing                           15,000          5.80+             12/18/98              14,978
Association                         35,000          5.909+            11/25/98              34,991
                                                                                        ----------

Total US Government, Agency &
Instrumentality Obligations --
Non-Discount (Cost -- $621,881)                                                            622,045
                                                                                        ==========


Face
Amount                                                       Issue

Repurchase Agreements** -- 3.6%

$250,000     HSBC Securities, Inc., purchased on
             12/31/1997 to yield 6.80% to 1/02/1998                                        250,000
                                                                                        ----------

Total Repurchase Agreements (Cost -- $250,000)                                             250,000
                                                                                        ==========

Total Investments (Cost -- $6,964,658) -- 100.3%                                         6,964,529
                                                                                        ==========

Liabilities in Excess of Other Assets -- (0.3%)                                            (17,862)
                                                                                        ----------

Net Assets -- 100.0%                                                                    $6,946,667
                                                                                        ==========

 * Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at December 31, 1997.
** Repurchase Agreements are fully collateralized by US Government Obligations.
 + Variable Rate Notes.

   See Notes to Financial Statements.






FINANCIAL INFORMATION


Statement of Assets and Liabilities as of December 31, 1997

Assets:               Investments, at value (identified cost -- $6,964,657,805*) (Note 1a)                   $6,964,528,823
                      Cash                                                                                        4,514,581
                      Receivables:
                      Interest                                                               $45,384,797
                      Securities sold                                                          4,996,866
                      Beneficial interest sold                                                 2,133,140         52,514,803
                                                                                          --------------
                      Prepaid registration fees and other assets (Note 1e)                                          175,493
                                                                                                             --------------
                      Total assets                                                                            7,021,733,700
                                                                                                             --------------

Liabilities:          Payables:
                      Beneficial interest redeemed                                            68,193,342
                      Distributor (Note 2)                                                     2,439,306
                      Investment adviser (Note 2)                                              2,306,532         72,939,180
                                                                                          --------------
                      Accrued expenses and other liabilities                                                      2,127,864
                                                                                                             --------------
                      Total liabilities                                                                          75,067,044
                                                                                                             --------------

Net Assets:           Net assets                                                                             $6,946,666,656
                                                                                                             ==============

Net Assets            Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:           shares authorized                                                                        $694,679,564
                      Paid-in capital in excess of par                                                        6,252,116,074
                      Unrealized depreciation on investments -- net                                                (128,982)
                                                                                                             --------------
                      Net Assets -- Equivalent to $1.00 per share based on 6,946,795,638
                      shares of beneficial interest outstanding                                              $6,946,666,656
                                                                                                             ==============

                    * As of December 31, 1997, net unrealized depreciation for Federal income tax purposes amounted to $128,982 of which $509,654 related to appreciated securities and $638,636 related to depreciated securities. The aggregate cost of investments at December 31, 1997 for Federal income tax purposes was $6,964,657,805.

                      See Notes to Financial Statements.






Statement of Operations

                                                                                                    For the Year Ended
                                                                                                     December 31, 1997

Investment Income      Interest and amortization of premium and discount earned                          $412,382,281
(Note 1d):

Expenses:              Investment advisory fees (Note 2)                               $25,839,319
                       Transfer agent fees (Note 2)                                     11,354,568
                       Distribution fees (Note 2)                                        8,242,767
                       Accounting services (Note 2)                                        366,592
                       Registration fees (Note 1e)                                         308,041
                       Interest expense                                                    306,707
                       Printing and shareholder reports                                    286,393
                       Custodian fees                                                      219,143
                       Trustees' fees and expenses                                         137,773
                       Professional fees                                                    88,613
                       Other                                                                74,017
                                                                                    --------------

                       Total expenses                                                                      47,223,933
                                                                                                       --------------
                       Investment income -- net                                                           365,158,348
                                                                                                       --------------

Realized &             Realized gain on investments -- net                                                    175,283
Unrealized Gain on     Change in unrealized depreciation on investments -- net                                329,079
Investments -- Net                                                                                     --------------
(Note 1d):             Net Increase in Net Assets Resulting from Operations                              $365,662,710
                                                                                                       ==============

                       See Notes to Financial Statements.






Statements of Changes in Net Assets

                                                                                                    For the Year
                                                                                                 Ended December 31,
Increase (Decrease) in Net Assets:                                                             1997             1996
Operations:            Investment income -- net                                           $365,158,348     $360,356,362
                       Realized gain on investments -- net                                     175,283          559,269
                       Change in unrealized appreciation/depreciation on investments
                       -- net                                                                  329,079       (2,689,938)
                                                                                       ---------------  ---------------
                       Net increase in net assets resulting from operations                365,662,710      358,225,693

                                                                                       ---------------  ---------------
Dividends &            Investment income -- net                                           (365,158,348)    (360,356,362)
Distributions to       Realized gain on investments -- net                                    (175,283)        (559,269)
Shareholders                                                                           ---------------  ---------------
(Note 1f):             Net decrease in net assets resulting from dividends and
                       distributions to shareholders                                      (365,333,631)    (360,915,631)
                                                                                       ---------------  ---------------

Beneficial Interest    Net proceeds from sale of shares                                 13,708,317,153   13,961,575,969
Transactions           Net asset value of shares issued to shareholders in reinvestment
(Note 3):              of dividends and distributions (Note 1f)                            363,840,858      359,459,266
                                                                                       ---------------  ---------------
                                                                                        14,072,158,011   14,321,035,235
                       Cost of shares redeemed                                         (14,222,080,551) (14,301,439,885)
                                                                                       ---------------  ---------------
                       Net increase (decrease) in net assets derived from beneficial
                       interest transactions                                              (149,922,540)      19,595,350
                                                                                       ---------------  ---------------

Net Assets:            Total increase (decrease) in net assets                            (149,593,461)      16,905,412
                       Beginning of year                                                 7,096,260,117    7,079,354,705
                                                                                       ---------------  ---------------
                       End of year                                                      $6,946,666,656   $7,096,260,117
                                                                                       ===============  ===============

                       See Notes to Financial Statements.






Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                          For the Year Ended December 31,

                                                                      1997        1996        1995        1994        1993
Increase (Decrease) in Net Asset Value:

Per Share            Net asset value, beginning of year              $1.00       $1.00       $1.00       $1.00       $1.00
Operating                                                       ----------  ----------  ----------  ----------  ----------
Performance:         Investment income -- net                        .0503       .0491       .0538       .0366       .0272
                     Realized and unrealized gain (loss) on
                     investments -- net                              .0001      (.0003)      .0016      (.0012)      .0003
                                                                ----------  ----------  ----------  ----------  ----------
                     Total from investment operations                .0504       .0488       .0554       .0354       .0275
                                                                ----------  ----------  ----------  ----------  ----------
                     Less dividends and distributions:
                     Investment income -- net                       (.0503)     (.0491)     (.0538)     (.0366)     (.0272)
                     Realized gain on investments -- net                --+     (.0001)     (.0001)         --+     (.0005)
                                                                ----------  ----------  ----------  ----------  ----------
                     Total dividends and distributions              (.0503)     (.0492)     (.0539)     (.0366)     (.0277)
                                                                ----------  ----------  ----------  ----------  ----------
                     Net asset value, end of year                    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                ==========  ==========  ==========  ==========  ==========
                     Total investment return                          5.16%       5.05%       5.53%       3.73%       2.81%
                                                                ==========  ==========  ==========  ==========  ==========

Ratios to Average    Expenses                                          .65%        .64%        .67%        .65%        .65%
Net Assets:                                                     ==========  ==========  ==========  ==========  ==========
                     Investment income and realized gain
                     (loss) on investments -- net                     5.03%       4.88%       5.40%       3.67%       2.78%
                                                                ==========  ==========  ==========  ==========  ==========

Supplemental         Net assets, end of year
Data:                (in thousands)                             $6,946,667  $7,096,260  $7,079,355  $6,240,997  $6,523,187
                                                                ==========  ==========  ==========  ==========  ==========

                   + Amount is less than $.0001 per share.

                     See Notes to Financial Statements.




Merrill Lynch Ready Assets Trust                    December 31, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and a Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:

Portion of average daily value of net assets:                Rate

Not exceeding $500 million                                  0.500%
In excess of $500 million but not exceeding $1 billion      0.400
In excess of $1 billion but not exceeding $5 billion        0.350
In excess of $5 billion but not exceeding $10 billion       0.325
In excess of $10 billion but not exceeding $15 billion      0.300
In excess of $15 billion but not exceeding $20 billion      0.275
In excess of $20 billion                                    0.250

The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFDS, PSI, MLFD, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the year ended
December 31, 1997 and the year ended December 31, 1996 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At December 31, 1997, the Trust had a net capital loss carryforward of approximately $71,000, all of which expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 1997, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 6, 1998



IMPORTANT TAX INFORMATION (unaudited)

During the year ended December 31, 1997, Merrill Lynch Ready Assets Trust distributed long-term capital gains of $.000044 per share to shareholders of record as of March 14, 1997. All of the above amount is subject to a 28% tax rate.

Please retain this information for your records.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210